Schedule of Investments (unaudited)
December 31, 2024
 Franklin International Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.7%
Communication Services — 4.4%
Diversified Telecommunication Services — 2.3%
Deutsche Telekom AG, Registered Shares	89,569	$2,683,765 (a)
Koninklijke KPN NV	260,345	949,333 (a)
Telefonica SA	243,079	991,976 (a)
Telenor ASA	65,979	736,138 (a)
Total Diversified Telecommunication Services		5,361,212
Entertainment — 1.7%
Konami Group Corp.	13,600	1,272,556 (a)
NetEase Inc.	28,800	512,635 (a)
Sea Ltd., ADR	13,129	1,392,987 *
Spotify Technology SA	1,774	793,652 *
Total Entertainment		3,971,830
Interactive Media & Services — 0.4%
Auto Trader Group PLC	103,636	1,025,464 (a)

Total Communication Services		10,358,506
Consumer Discretionary — 11.4%
Automobile Components — 0.5%
Continental AG	17,269	1,163,645 (a)
Automobiles — 2.0%
Isuzu Motors Ltd.	51,000	693,773 (a)
Kia Corp.	9,168	620,395 (a)
Subaru Corp.	83,500	1,483,654 (a)
Toyota Motor Corp.	101,400	1,979,859 (a)
Total Automobiles		4,777,681
Broadline Retail — 1.0%
Next PLC	11,769	1,396,065 (a)
Rakuten Group Inc.	160,300	863,613 *(a)
Total Broadline Retail		2,259,678
Diversified Consumer Services — 0.3%
Pearson PLC	52,090	835,285 (a)
Hotels, Restaurants & Leisure — 1.7%
Aristocrat Leisure Ltd.	30,373	1,282,669 (a)
InterContinental Hotels Group PLC	11,025	1,371,771 (a)
La Francaise des Jeux SACA	13,890	534,912 (a)
Sodexo SA	10,220	842,147
Total Hotels, Restaurants & Leisure		4,031,499
Household Durables — 1.1%
Sony Group Corp.	124,600	2,626,014 (a)
Specialty Retail — 0.8%
Industria de Diseno Textil SA	28,443	1,456,963 (a)
JD Sports Fashion PLC	316,232	377,975 (a)
Total Specialty Retail		1,834,938
Textiles, Apparel & Luxury Goods — 4.0%
adidas AG	5,026	1,236,217 (a)
Asics Corp.	49,500	965,635 (a)
Cie Financiere Richemont SA, Registered Shares	11,024	1,667,647 (a)
See Notes to Schedule of Investments.

Franklin International Equity Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2024
 Franklin International Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Textiles, Apparel & Luxury Goods — continued
Hermes International SCA	854	$2,049,064 (a)
LVMH Moet Hennessy Louis Vuitton SE	2,351	1,546,472 (a)
Pandora A/S	10,767	1,969,882 (a)
Total Textiles, Apparel & Luxury Goods		9,434,917

Total Consumer Discretionary		26,963,657
Consumer Staples — 8.6%
Beverages — 0.7%
Coca-Cola HBC AG	33,165	1,132,982 (a)
Kirin Holdings Co. Ltd.	37,200	483,009 (a)
Total Beverages		1,615,991
Consumer Staples Distribution & Retail — 3.1%
Carrefour SA	42,688	607,571 (a)
Empire Co. Ltd., Class A Shares	38,400	1,172,476
George Weston Ltd.	5,533	860,445
Koninklijke Ahold Delhaize NV	50,349	1,642,330
Loblaw Cos. Ltd.	4,353	572,860
Marks & Spencer Group PLC	219,931	1,029,980 (a)
Tesco PLC	295,167	1,357,577 (a)
Total Consumer Staples Distribution & Retail		7,243,239
Food Products — 2.4%
Associated British Foods PLC	24,190	617,048 (a)
Kerry Group PLC, Class A Shares	11,678	1,126,302 (a)
Nestle SA, Registered Shares	26,364	2,162,987 (a)
Salmar ASA	12,464	592,401 (a)
WH Group Ltd.	1,552,000	1,196,025 (a)
Total Food Products		5,694,763
Personal Care Products — 2.4%
Kao Corp.	24,800	1,003,447 (a)
L’Oreal SA	4,589	1,624,520 (a)
Unilever PLC	55,318	3,143,203 (a)
Total Personal Care Products		5,771,170

Total Consumer Staples		20,325,163
Energy — 3.3%
Oil, Gas & Consumable Fuels — 3.3%
BP PLC	163,950	810,400 (a)
ENEOS Holdings Inc.	186,300	977,359 (a)
Idemitsu Kosan Co. Ltd.	147,400	970,928 (a)
Imperial Oil Ltd.	17,300	1,066,198
Inpex Corp.	62,300	783,825 (a)
MEG Energy Corp.	34,900	572,987
Shell PLC	42,747	1,332,467 (a)
TotalEnergies SE	24,053	1,340,110 (a)

Total Energy		7,854,274
Financials — 21.5%
Banks — 12.0%
ABN AMRO Bank NV, CVA	71,316	1,100,518 (a)
AIB Group PLC	172,925	956,259 (a)
See Notes to Schedule of Investments.

Franklin International Equity Fund 2024 Quarterly Report

 Franklin International Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Banco de Sabadell SA	458,672	$891,326 (a)
Banco Santander SA	431,554	1,996,478 (a)
Barclays PLC	480,597	1,607,692 (a)
BNP Paribas SA	29,785	1,828,705 (a)
Commonwealth Bank of Australia	11,515	1,089,563 (a)
DNB Bank ASA	47,600	950,307 (a)
Erste Group Bank AG	17,364	1,074,764 (a)
Hana Financial Group Inc.	13,890	531,477 (a)
HSBC Holdings PLC	340,100	3,340,837 (a)
ING Groep NV	96,445	1,511,446 (a)
Intesa Sanpaolo SpA	431,559	1,730,905 (a)
Lloyds Banking Group PLC	1,130,715	772,198 (a)
Mitsubishi UFJ Financial Group Inc.	42,500	496,175 (a)
NatWest Group PLC	334,026	1,673,890 (a)
Standard Chartered PLC	99,850	1,229,274 (a)
Sumitomo Mitsui Financial Group Inc.	101,700	2,440,825 (a)
UniCredit SpA	52,400	2,098,534 (a)
Westpac Banking Corp.	50,600	1,010,026 (a)
Total Banks		28,331,199
Capital Markets — 2.8%
3i Group PLC	42,404	1,887,539 (a)
Deutsche Bank AG, Registered Shares	98,042	1,691,901 (a)
Onex Corp.	9,416	735,489
Singapore Exchange Ltd.	110,900	1,033,767 (a)
UBS Group AG, Registered Shares	43,734	1,338,993 (a)
Total Capital Markets		6,687,689
Financial Services — 1.3%
EXOR NV	8,451	774,752 (a)
Industrivarden AB, Class A Shares	20,716	654,815 (a)
Investor AB, Class B Shares	63,979	1,694,608 (a)
Total Financial Services		3,124,175
Insurance — 5.4%
Aegon Ltd.	197,081	1,172,772 (a)
Ageas SA/NV	20,756	1,009,160 (a)
Allianz SE, Registered Shares	9,022	2,773,030 (a)
Fairfax Financial Holdings Ltd.	550	765,244
Japan Post Insurance Co. Ltd.	41,300	758,601 (a)
Manulife Financial Corp.	34,949	1,073,671
MS&AD Insurance Group Holdings Inc.	68,300	1,475,110 (a)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	3,215	1,622,169
NN Group NV	21,724	947,353 (a)
Sompo Holdings Inc.	50,200	1,300,695 (a)
Total Insurance		12,897,805

Total Financials		51,040,868
Health Care — 12.1%
Biotechnology — 0.2%
Genmab A/S	2,450	511,664 *(a)
See Notes to Schedule of Investments.

Franklin International Equity Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2024
 Franklin International Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Equipment & Supplies — 1.1%
Hoya Corp.	6,400	$794,281 (a)
Koninklijke Philips NV	40,036	1,014,163 *(a)
Sonova Holding AG, Registered Shares	2,705	884,561 (a)
Total Health Care Equipment & Supplies		2,693,005
Health Care Providers & Services — 0.4%
Fresenius SE & Co. KGaA	25,958	901,027 *(a)
Pharmaceuticals — 10.4%
AstraZeneca PLC	13,777	1,796,241 (a)
Chugai Pharmaceutical Co. Ltd.	34,500	1,520,800 (a)
Daiichi Sankyo Co. Ltd.	53,700	1,469,406 (a)
GSK PLC	103,636	1,748,057 (a)
Hikma Pharmaceuticals PLC	23,837	594,299 (a)
Ipsen SA	5,557	636,948 (a)
Novartis AG, Registered Shares	40,865	3,978,506 (a)
Novo Nordisk A/S, Class B Shares	46,504	4,012,450 (a)
Otsuka Holdings Co. Ltd.	21,500	1,169,599 (a)
Recordati Industria Chimica e Farmaceutica SpA	11,841	620,757 (a)
Roche Holding AG	13,838	3,869,198 (a)
Sanofi SA	13,889	1,350,161 (a)
Shionogi & Co. Ltd.	62,400	875,171 (a)
Teva Pharmaceutical Industries Ltd., ADR	41,980	925,239 *
Total Pharmaceuticals		24,566,832

Total Health Care		28,672,528
Industrials — 18.0%
Aerospace & Defense — 2.5%
Airbus SE	2,948	472,066 (a)
BAE Systems PLC	103,636	1,486,688 (a)
Kongsberg Gruppen ASA	10,351	1,164,558 (a)
Leonardo SpA	36,274	975,909 (a)
Rolls-Royce Holdings PLC	249,100	1,766,466 *(a)
Total Aerospace & Defense		5,865,687
Building Products — 1.1%
Cie de Saint-Gobain SA	23,084	2,051,283 (a)
TOTO Ltd.	25,400	608,492 (a)
Total Building Products		2,659,775
Commercial Services & Supplies — 0.8%
Brambles Ltd.	75,009	892,094 (a)
Securitas AB, Class B Shares	78,984	976,554 (a)
Total Commercial Services & Supplies		1,868,648
Construction & Engineering — 0.9%
ACS Actividades de Construccion y Servicios SA	27,128	1,359,451 (a)
Eiffage SA	8,745	766,861 (a)
Total Construction & Engineering		2,126,312
Electrical Equipment — 1.0%
ABB Ltd., Registered Shares	37,310	2,014,685 (a)
Schneider Electric SE	1,930	480,485 (a)
Total Electrical Equipment		2,495,170
See Notes to Schedule of Investments.

Franklin International Equity Fund 2024 Quarterly Report

 Franklin International Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Industrial Conglomerates — 2.0%
Hitachi Ltd.	107,700	$2,637,579 (a)
Siemens AG, Registered Shares	4,917	958,789 (a)
Swire Pacific Ltd., Class A Shares	114,400	1,034,587 (a)
Total Industrial Conglomerates		4,630,955
Machinery — 4.4%
Atlas Copco AB, Class A Shares	53,994	824,038 (a)
GEA Group AG	22,559	1,120,579 (a)
Knorr-Bremse AG	11,332	822,493 (a)
Makita Corp.	41,500	1,261,973 (a)
Mitsubishi Heavy Industries Ltd.	116,100	1,618,893 (a)
Rational AG	841	720,323 (a)
Schindler Holding AG	4,098	1,132,211 (a)
Trelleborg AB, Class B Shares	32,741	1,120,417 (a)
Wartsila oyj Abp	56,397	999,507 (a)
Yangzijiang Shipbuilding Holdings Ltd.	401,700	878,053 (a)
Total Machinery		10,498,487
Marine Transportation — 0.7%
Kawasaki Kisen Kaisha Ltd.	58,300	829,422 (a)
Nippon Yusen KK	25,500	848,730 (a)
Total Marine Transportation		1,678,152
Professional Services — 2.6%
Recruit Holdings Co. Ltd.	38,100	2,648,251 (a)
RELX PLC	50,215	2,275,191 (a)
Wolters Kluwer NV	7,299	1,212,688 (a)
Total Professional Services		6,136,130
Trading Companies & Distributors — 1.1%
AerCap Holdings NV	12,514	1,197,590
Mitsubishi Corp.	48,800	798,452 (a)
Russel Metals Inc.	20,300	594,546
Total Trading Companies & Distributors		2,590,588
Transportation Infrastructure — 0.9%
Aena SME SA	6,750	1,377,660 (a)
Getlink SE	50,325	802,468 (a)
Total Transportation Infrastructure		2,180,128

Total Industrials		42,730,032
Information Technology — 9.2%
Electronic Equipment, Instruments & Components — 1.0%
TDK Corp.	96,500	1,242,784 (a)
Yokogawa Electric Corp.	49,700	1,057,086 (a)
Total Electronic Equipment, Instruments & Components		2,299,870
IT Services — 0.9%
Otsuka Corp.	31,200	713,537 (a)
Wix.com Ltd.	6,135	1,316,264 *
Total IT Services		2,029,801
Semiconductors & Semiconductor Equipment — 3.2%
ASML Holding NV	6,515	4,563,332 (a)
Disco Corp.	3,000	795,832 (a)
See Notes to Schedule of Investments.

Franklin International Equity Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2024
 Franklin International Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Semiconductors & Semiconductor Equipment — continued
STMicroelectronics NV	23,837	$597,042 (a)
Tokyo Electron Ltd.	11,500	1,728,673 (a)
Total Semiconductors & Semiconductor Equipment		7,684,879
Software — 3.5%
Check Point Software Technologies Ltd.	9,322	1,740,417 *
Monday.com Ltd.	3,420	805,205 *
Sage Group PLC	62,181	987,962 (a)
SAP SE	19,598	4,820,604 (a)
Total Software		8,354,188
Technology Hardware, Storage & Peripherals — 0.6%
Brother Industries Ltd.	50,500	854,260 (a)
Seiko Epson Corp.	33,600	606,245 (a)
Total Technology Hardware, Storage & Peripherals		1,460,505

Total Information Technology		21,829,243
Materials — 5.7%
Chemicals — 1.9%
Air Liquide SA	4,582	744,849 (a)
Evonik Industries AG	43,797	761,281 (a)
Givaudan SA, Registered Shares	211	922,362 (a)
Nitto Denko Corp.	58,000	969,691 (a)
Shin-Etsu Chemical Co. Ltd.	36,400	1,198,912 (a)
Total Chemicals		4,597,095
Construction Materials — 0.7%
Heidelberg Materials AG	12,437	1,536,755 (a)
Metals & Mining — 2.6%
BHP Group Ltd.	73,510	1,793,259 (a)
BlueScope Steel Ltd.	56,018	647,742 (a)
Dundee Precious Metals Inc.	86,758	787,036
Evraz PLC	161,909	0 *(a)(b)(c)
Fortescue Ltd.	60,879	685,532 (a)
Kinross Gold Corp.	97,500	905,510
Rio Tinto PLC	23,605	1,393,405 (a)
Total Metals & Mining		6,212,484
Paper & Forest Products — 0.5%
Mondi PLC	75,005	1,116,648 (a)

Total Materials		13,462,982
Real Estate — 1.6%
Diversified REITs — 0.3%
Stockland	278,839	827,050 (a)
Real Estate Management & Development — 1.0%
Daito Trust Construction Co. Ltd.	6,400	715,486 (a)
Daiwa House Industry Co. Ltd.	30,700	942,526 (a)
Mitsubishi Estate Co. Ltd.	46,500	645,501 (a)
Total Real Estate Management & Development		2,303,513
Retail REITs — 0.3%
Klepierre SA	26,600	766,067 (a)

Total Real Estate		3,896,630
See Notes to Schedule of Investments.

Franklin International Equity Fund 2024 Quarterly Report

 Franklin International Equity Fund
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Utilities — 2.9%
Electric Utilities — 1.1%
	Endesa SA	28,939	$622,312 (a)
	Iberdrola SA	147,532	2,033,025 (a)
Total Electric Utilities			2,655,337
Gas Utilities — 0.9%
	Osaka Gas Co. Ltd.	42,000	918,607 (a)
	Tokyo Gas Co. Ltd.	42,500	1,177,534 (a)
Total Gas Utilities			2,096,141
Multi-Utilities — 0.9%
	Centrica PLC	585,937	977,563 (a)
	Engie SA	80,318	1,273,797 (a)
Total Multi-Utilities			2,251,360

Total Utilities			7,002,838
Total Investments before Short-Term Investments (Cost — $218,703,536)			234,136,721
	Rate
Short-Term Investments — 0.9%
Invesco Treasury Portfolio, Institutional Class (Cost — $2,246,181)	4.365%	2,246,181	2,246,181 (d)
Total Investments — 99.6% (Cost — $220,949,717)			236,382,902
Other Assets in Excess of Liabilities — 0.4%			839,348
Total Net Assets — 100.0%			$237,222,250

*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Value is less than $1.
(d)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
CVA	—	Certificaaten van aandelen (Share Certificates)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Franklin International Equity Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Franklin International Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Franklin International Equity Fund 2024 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Communication Services	$2,186,639	$8,171,867	—	$10,358,506
Consumer Discretionary	842,147	26,121,510	—	26,963,657
Consumer Staples	4,248,111	16,077,052	—	20,325,163
Energy	1,639,185	6,215,089	—	7,854,274
Financials	4,196,573	46,844,295	—	51,040,868
Health Care	925,239	27,747,289	—	28,672,528
Industrials	1,792,136	40,937,896	—	42,730,032
Information Technology	3,861,886	17,967,357	—	21,829,243
Materials	1,692,546	11,770,436	$0 **	13,462,982
Other Common Stocks	—	10,899,468	—	10,899,468
Total Long-Term Investments	21,384,462	212,752,259	0 **	234,136,721
Short-Term Investments†	2,246,181	—	—	2,246,181
Total Investments	$23,630,643	$212,752,259	$0 **	$236,382,902

*
As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.
**	Amount represents less than $1.

Franklin International Equity Fund 2024 Quarterly Report